Revenue - Schedule of Revenue (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Sales of goods – transfer at a point in time [Member]
Schedule of Revenue [Line Items]
Sales of goods – transfer at a point in time	RM 10,993,757	$ 2,710,492	RM 11,171,023